UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
 811-07868
Invesco Advantage Municipal Income Trust II

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)
Glenn Brightman 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code:
 (713)
626-1919
Date of fiscal year end:
  February 28
Date of reporting period:
  August 31, 2025

Item 1. Reports to Stockholders.
(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule
30e-1
under the Investment Company Act of 1940, as amended (the “Act”) is as follows:

Semi-Annual Report to Shareholders	August 31, 2025
Invesco Advantage Municipal Income Trust II
NYSE American: VKI

2	Trust Performance
2	Share Repurchase Program Notice
3	Dividend Reinvestment Plan
4	Schedule of Investments
20	Financial Statements
24	Financial Highlights
25	Notes to Financial Statements
30	Approval of Investment Advisory and Sub-Advisory Contracts
32	Proxy Results

Unless otherwise noted, all data is provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Trust Performance

Performance summary
Cumulative total returns, 2/28/25 to 8/31/25

Trust at NAV	-6.15%
Trust at Market Value	-4.26
S&P Municipal Bond Index ▼ (Broad Market Index)	-0.96
S&P Municipal Bond 5+ Year Investment Grade Index ▼ (Style-Specific Index)	-1.73
Market Price Discount to NAV as of 8/31/25	-4.05

Source(s): ▼ RIMES Technologies Corp.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.
Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.
The
S&P Municipal Bond Index
is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.
The
S&P Municipal Bond 5+ Year Investment Grade Index
seeks to measure the performance of investment-grade US municipal bonds with maturities equal to or greater than five years.
The Trust is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).
A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program

In September 2025, the Board of Trustees of the Trust approved a share repurchase program that allows the Trust to repurchase up to 25% of the 20-day average trading volume of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

2	Invesco Advantage Municipal Income Trust II

Dividend Reinvestment Plan
The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits
∎
Add to your account:
You may increase your shares in your Trust easily and automatically with the Plan.
∎
Low transaction costs:
Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.
∎
Convenience:
You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/closed-end.
∎
Safekeeping:
The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan
If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll
If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/closed-end, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works
If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:
1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an inves- tor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduc- tion may be taxable because you are receiv- ing shares at less than market price.
2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your rein- vested shares.

Costs of the Plan
There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications
The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.
 Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan
You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/ closed-end or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:
1.
If you opt to continue to hold your non- certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book- Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.

2.
If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting $2.50 per account and a brokerage charge.

3.
You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.
To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/closed-end.

3	Invesco Advantage Municipal Income Trust II

Schedule of Investments
August 31, 2025
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–160.67% (a)
Alabama–3.09%

Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	$185	$ 162,668

Black Belt Energy Gas District (The); Series 2023 B, RB (b)	5.25%	12/01/2030	1,065	1,149,696

Energy Southeast, A Cooperative District; Series 2024 B, RB (b)	5.25%	06/01/2032	755	810,998

Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (Acquired 12/17/2007-12/18/2007; Cost $1,655,986) (c)(d)	5.50%	01/01/2043	1,900	1,358,500

Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	1,030	1,045,344
Southeast Energy Authority, A Cooperative District (No. 2);

Series 2021 B, RB (b)	4.00%	12/01/2031	1,115	1,110,892

Series 2024 A, RB	5.00%	11/01/2035	1,250	1,293,709

Series 2025 A, RB (b)	5.00%	06/01/2035	825	848,021

Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB (b)	5.50%	12/01/2029	1,050	1,125,441

Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR (e)	5.25%	05/01/2044	615	601,779

University of South Alabama; Series 2024 A, Ref. RB (INS - BAM) (f)	5.25%	04/01/2054	2,290	2,335,055

				11,842,103

Alaska–0.07%

Northern Tobacco Securitization Corp.; Series 2021 A-1, Ref. RB	4.00%	06/01/2050	310	250,022

Arizona–2.81%

Arizona (State of) Industrial Development Authority; Series 2019-2A, Revenue Ctfs.	3.63%	05/20/2033	58	56,811

Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2019 A, RB (e)	5.00%	07/01/2039	895	849,953

Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado); Series 2019, RB (e)	5.00%	07/01/2049	500	432,115

Arizona (State of) Industrial Development Authority (Master Academy of Nevada - Bonanza Campus); Series 2020 A, RB (e)	5.00%	12/15/2040	185	172,884

City of Mesa AZ Utility System Revenue; Series 2025, RB (INS - BAM) (f)(g)	5.00%	07/01/2046	2,240	2,266,323
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);

Series 2017, Ref. RB	5.00%	11/15/2029	820	766,197

Series 2017, Ref. RB	5.00%	11/15/2045	665	460,502

Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB (e)	5.00%	07/01/2049	165	150,033

Pima (County of), AZ Industrial Development Authority (The) (American Leadership Academy); Series 2019, Ref. RB (e)	5.00%	06/15/2052	270	233,073

Pima (County of), AZ Industrial Development Authority (The) (Grande Innovations Academy); Series 2018, RB (e)	5.38%	07/01/2052	885	787,304

Salt River Project Agricultural Improvement & Power District; Series 2025, RB (g)	5.00%	01/01/2048	2,530	2,592,682

Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2037	1,930	2,019,024

				10,786,901

Arkansas–0.11%

Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	460	441,398

California–15.22%

Bay Area Toll Authority; Series 2023 A, VRD Ref. RB (LOC - Barclays Bank PLC) (h)(i)	1.60%	04/01/2055	2,880	2,880,000

Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds (j)	0.00%	08/01/2028	900	845,551

California (State of); Series 2020, GO Bonds (INS - BAM) (f)	3.00%	11/01/2050	1,250	898,187

California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds); Series 2024, RB (b)	5.00%	04/01/2032	1,105	1,180,770

California (State of) County Tobacco Securitization Agency; Series 2020 A, Ref. RB	4.00%	06/01/2038	275	256,681

California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB (j)	0.00%	06/01/2055	8,390	753,104
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);

Series 2020 B-1, Ref. RB	5.00%	06/01/2049	15	14,491

Series 2020 B-2, Ref. RB (j)	0.00%	06/01/2055	1,245	218,881

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)

California (State of) Health Facilities Financing Authority (PIH Health); Series 2020 A, RB	4.00%	06/01/2050	$3,125	$ 2,584,326
California (State of) Housing Finance Agency (Social Certificates);

Series 2021 A, RB	3.25%	08/20/2036	5	4,416

Series 2021-2A, Revenue Ctfs. (CEP - FHLMC)	3.75%	03/25/2035	2,969	2,968,846

Series 2023-1, RB	4.38%	09/20/2036	617	619,957

California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB (e)	5.00%	06/01/2048	120	108,811

California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2037	1,000	1,019,249

California (State of) Municipal Finance Authority (Green Bonds); Series 2021, RB (INS - BAM) (f)	4.00%	05/15/2046	500	443,292
California (State of) Municipal Finance Authority (Linxs APM);

Series 2018 A, RB (k)	5.00%	12/31/2036	1,245	1,254,936

Series 2018 A, RB (k)	5.00%	12/31/2047	1,500	1,432,336

California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB (Acquired 06/09/2020; Cost $186,300) (d)(e)	5.00%	08/01/2039	185	150,078
California (State of) Pollution Control Financing Authority (Plant Bonds);

Series 2012, RB (e)(k)	5.00%	07/01/2027	415	417,021

Series 2012, RB (e)(k)	5.00%	07/01/2030	165	165,693

Series 2012, RB (e)(k)	5.00%	07/01/2037	1,730	1,730,475

Series 2012, RB (e)(k)	5.00%	11/21/2045	2,030	1,927,682

California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB (e)	5.25%	12/01/2056	750	684,707
California Community Choice Financing Authority (Clean Energy) (Green Bonds);

Series 2024 E, RB (b)	5.00%	09/01/2032	790	847,063

Series 2024, RB (b)	5.00%	10/01/2032	945	1,004,541

California Health Facilities Financing Authority; Series 2025, RB (g)(l)	5.00%	08/15/2051	3,280	3,343,203

California State University; Series 2019 A, RB (g)	5.00%	11/01/2049	1,585	1,593,761

Cambrian School District; Series 2022, GO Bonds	4.00%	08/01/2052	1,735	1,495,102

CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB (e)	3.13%	08/01/2056	625	443,065

Daly (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	365	362,577

Desert Community College District (Election of 2016); Series 2024, GO Bonds	4.00%	08/01/2051	655	569,382

Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB (j)	0.00%	06/01/2066	1,190	110,869

Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2019 F, RB (k)	5.00%	05/15/2044	2,950	2,928,036
Los Angeles County Public Works Financing Authority;

Series 2025, RB (g)	5.25%	12/01/2050	1,555	1,620,737

Series 2025, RB (g)	5.25%	12/01/2054	575	598,057

Montebello Unified School District; Series 2022 B, GO Bonds (INS - AGI) (f)	5.00%	08/01/2050	930	935,542

M-S-R Energy Authority; Series 2009 B, RB	6.50%	11/01/2039	2,095	2,490,185

Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds (m)	6.25%	08/01/2043	1,500	1,441,337

Oxnard School District (Election of 2022); Series 2023 A, GO Bonds (INS - BAM) (f)	4.25%	08/01/2053	2,300	2,059,242
Regents of the University of California Medical Center;

Series 2022 P, RB (g)(l)	4.00%	05/15/2053	4,065	3,450,372

Series 2022 P, RB	3.50%	05/15/2054	1,510	1,159,786

Sacramento (City of), CA Unified School District; Series 2024 B, GO Bonds (INS - BAM) (f)	4.00%	08/01/2048	925	823,697

Sacramento (County of), CA; Series 2024, RB	5.25%	07/01/2054	1,000	1,034,236

San Diego (County of), CA Regional Airport Authority; Series 2021 A, RB	4.00%	07/01/2051	1,540	1,351,084

San Diego County Regional Airport Authority; Series 2025, RB (g)(k)	5.00%	07/01/2048	1,890	1,870,806
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);

Series 2019 E, RB (k)	5.00%	05/01/2038	505	512,569

Series 2019 E, RB (k)	5.00%	05/01/2050	1,760	1,720,115

Series 2021 A, Ref. RB (k)	5.00%	05/01/2036	450	469,944

Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB (j)	0.00%	06/01/2041	2,605	904,706

Tender Option Bond Trust Receipts/Certificates; Series 2025, GO Bonds (e)	10.31%	03/01/2055	630	714,186

				58,413,690

Colorado–7.20%

Arista Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM) (f)	4.50%	12/01/2058	1,790	1,605,629

Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	620	562,714

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)

Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	$780	$ 665,079

Bromley Park Metropolitan District No. 2; Series 2023, Ref. GO Bonds (INS - BAM) (f)	5.38%	12/01/2053	465	478,884
Centerra Metropolitan District No. 1 (In the City of Loveland);

Series 2017, RB (e)	5.00%	12/01/2047	1,260	1,172,749

Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	500	460,285

Series 2022, RB	6.50%	12/01/2053	500	515,324

Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group); Series 2021 A, Ref. RB	4.00%	11/15/2050	555	467,800

Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	1,280	1,280,531

Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,245	1,028,739

Colorado (State of) Southern Ute Indian Tribe of the Southern Ute Reservation; Series 2025 A, GO Bonds (e)	5.00%	04/01/2035	935	993,769

Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	453,514
Denver (City & County of), CO;

Series 2018 A, Ref. RB (k)	5.00%	12/01/2048	1,315	1,283,967

Series 2018 A, Ref. RB (k)	5.25%	12/01/2048	1,185	1,185,771

Series 2018 A-2, RB (j)	0.00%	08/01/2033	1,700	1,238,834

Series 2025, RB (g)(k)	5.00%	11/15/2047	1,905	1,882,724

Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	340	282,028

Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	1,745	1,719,432

Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	564	467,807

Midtown Clear Creek Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM) (f)	5.00%	12/01/2053	430	438,157

Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	565	577,382

North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	500	487,054

Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	387,813

Ritoro Metropolitan District; Series 2025 A, Ref. GO Bonds (INS - AGI) (f)	4.75%	12/01/2054	920	846,139

Roaring Fork Transportation Authority; Series 2021, RB	4.00%	12/01/2051	1,000	849,218

Sky Ranch Community Authority Board; Series 2022 A, RB	5.75%	12/01/2052	500	490,470

South Aurora Regional Improvement Authority; Series 2025, RB	6.75%	12/01/2055	630	626,541

Spring Valley Metropolitan District No. 3; Series 2025 A, Ref. GO Bonds (INS - AGI) (f)	4.63%	12/01/2054	500	446,090

Village Metropolitan District (The); Series 2020, Ref. GO Bonds	5.00%	12/01/2040	550	550,805
Waterstone Metropolitan District No. 1;

Series 2025 A, Ref. GO Bonds (INS - AGI) (f)	5.25%	12/01/2040	500	524,415

Series 2025 A, Ref. GO Bonds (INS - AGI) (f)	4.75%	12/01/2054	625	573,954
White Buffalo Metropolitan District No. 3;

Series 2020, GO Bonds	5.50%	12/01/2050	500	473,924

Series 2025, Ref. GO Bonds	9.00%	12/15/2055	1,250	1,245,158
Windler Public Improvement Authority;

Series 2021 A-1, RB	4.13%	12/01/2051	370	270,341

Series 2021 A-2, RB (m)	4.50%	12/01/2041	1,535	1,086,167

				27,619,208

District of Columbia–3.17%

District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	515	462,841

District of Columbia Water & Sewer Authority; Series 2025 C, VRD RB (h)	2.45%	10/01/2060	2,700	2,700,000

District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	2,500	2,128,208
Metropolitan Washington Airports Authority;

Series 2017, Ref. RB (k)	5.00%	10/01/2042	1,075	1,076,639

Series 2019 B, Ref. RB	4.00%	10/01/2049	1,245	1,032,143

Series 2021 A, Ref. RB (k)	4.00%	10/01/2041	1,575	1,417,842
Washington Metropolitan Area Transit Authority Dedicated Revenue;

Series 2025, RB (g)(l)	5.25%	07/15/2053	1,635	1,677,425

Series 2025, RB (g)(l)	5.25%	07/15/2055	1,630	1,675,417

				12,170,515

Florida–12.32%

Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2022 A, Ref. RB (Acquired 01/25/2022; Cost $1,075,000) (d)(e)	5.00%	11/15/2061	1,075	764,526

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)

Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	4.00%	04/01/2052	$370	$ 299,692
Broward (County of), FL;

Series 2019 A, RB (k)	4.00%	10/01/2049	560	463,590

Series 2022 A, RB	4.00%	10/01/2047	2,700	2,428,772

Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2051	1,895	1,568,933

Cape Coral (City of), FL; Series 2023, Ref. RB (INS - BAM) (f)	5.60%	03/01/2048	925	968,072

County of Miami-Dade FL Water & Sewer System Revenue; Series 2025, RB (g)	5.25%	10/01/2054	3,170	3,253,646

Davie (Town of), FL (Nova Southeastern University); Series 2018, Ref. RB	5.00%	04/01/2048	1,865	1,846,952

Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2042	900	893,995
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);

Series 2024, Ref. RB (b)(e)(k)	12.00%	07/15/2028	560	347,200

Series 2024, Ref. RB (INS - AGI) (f)(k)	5.00%	07/01/2044	1,385	1,327,592

Series 2024, Ref. RB (INS - AGI) (f)(k)	5.25%	07/01/2053	2,145	2,039,992

Series 2024, Ref. RB (k)	5.50%	07/01/2053	650	536,730

Fort Lauderdale (City of), FL; Series 2024, RB (g)	5.50%	09/01/2053	1,885	1,995,042

Fort Lauderdale (City of), FL (Prospect Lake Water Treatment Plant); Series 2023, RB	5.50%	09/01/2053	1,120	1,183,849
Greater Orlando Aviation Authority;

Series 2017 A, RB (k)	5.00%	10/01/2052	800	781,654

Series 2019 A, RB (k)	4.00%	10/01/2044	1,750	1,512,754

Series 2024, RB (k)	5.25%	10/01/2048	1,245	1,266,068

Hillsborough (County of), FL; Series 2023, GO Bonds	5.00%	07/01/2053	1,185	1,206,678

Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB (k)	5.00%	10/01/2048	1,895	1,863,048

Hillsborough County Industrial Development Authority; Series 2025, RB (g)	5.50%	11/15/2054	2,495	2,595,359

JEA Water & Sewer System Revenue; Series 2025, RB (g)	5.25%	10/01/2055	1,250	1,285,976
Lake (County of), FL (Lakeside at Waterman Village);

Series 2020 A, Ref. RB	5.50%	08/15/2040	525	506,139

Series 2020 A, Ref. RB	5.75%	08/15/2050	210	193,040

Series 2020 A, Ref. RB	5.75%	08/15/2055	790	713,236

Miami Beach (City of), FL; Series 2017, Ref. RB	5.00%	09/01/2047	865	871,515

Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	710	710,131
Miami-Dade (County of), FL;

Series 2017 B, Ref. RB (k)	5.00%	10/01/2040	1,010	1,012,561

Series 2022 A, Ref. RB (k)	5.25%	10/01/2052	975	968,160

Series 2023 A, Ref. RB (k)	5.00%	10/01/2047	630	612,708

Series 2025 A, RB (k)	5.50%	10/01/2055	335	343,894

Series 2025, RB (g)	5.00%	07/01/2052	1,755	1,783,543

Subseries 2021 A-2, Ref. RB (INS - AGI) (f)	4.00%	10/01/2049	1,885	1,640,865

Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB	5.00%	07/01/2040	2,015	2,011,349

Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2025, Ref. RB	5.25%	10/01/2056	1,250	1,263,077
Osceola (County of), FL;

Series 2020 A-2, Ref. RB (j)	0.00%	10/01/2051	1,200	262,946

Series 2020 A-2, Ref. RB (j)	0.00%	10/01/2052	335	69,231

Series 2020 A-2, Ref. RB (j)	0.00%	10/01/2053	335	65,123

Series 2020 A-2, Ref. RB (j)	0.00%	10/01/2054	285	52,104

Reunion East Community Development District; Series 2005, RB (c)	5.80%	05/01/2036	197	2

Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2022, RB	4.00%	07/01/2052	1,000	814,001

South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	4.00%	08/15/2047	630	525,425

Sterling Hill Community Development District; Series 2003 A, RB (n)(o)	6.20%	05/01/2035	828	364,170

Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,010	961,581

Tampa (City of), FL; Series 2020 A, RB (j)	0.00%	09/01/2049	4,255	1,130,561

				47,305,482

Georgia–2.94%

Atlanta (City of), GA (Green Bonds); Series 2023, RB (k)	5.25%	07/01/2044	860	879,802

Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB	4.00%	07/01/2044	2,495	2,248,912

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)

Columbia (City of), GA (Wellstar Health System, Inc.); Series 2023, RAC	5.13%	04/01/2048	$820	$ 824,109

DeKalb (County of), GA Housing Authority (Park at 500); Series 2024, RB	4.00%	03/01/2034	1,000	991,748

Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4); Series 2021 A, Ref. RB	4.00%	01/01/2051	645	538,543
Main Street Natural Gas, Inc.;

Series 2021 C, RB (b)	4.00%	12/01/2028	925	938,535

Series 2022 C, RB (b)(e)	4.00%	11/01/2027	945	944,419

Series 2023 B, RB (b)	5.00%	03/01/2030	1,350	1,430,188

Series 2024 B, RB (b)	5.00%	03/01/2032	1,260	1,352,965

Series 2024 E, RB (b)	5.00%	12/01/2032	1,050	1,124,175

				11,273,396

Hawaii–1.40%

Hawaii (State of); Series 2025 B, RB	5.00%	07/01/2049	920	940,013

State of Hawaii Airports System Revenue; Series 2025, RB (g)(k)	5.50%	07/01/2054	1,405	1,453,474

State of Hawaii Department of Budget & Finance; Series 2025, RB (g)	5.50%	07/01/2052	2,855	2,988,219

				5,381,706

Idaho–0.83%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.);

Series 2017 A, Ref. RB	5.00%	11/15/2032	265	244,577

Series 2017 A, Ref. RB	5.25%	11/15/2037	370	315,515

Idaho Housing & Finance Association; Series 2025, RB (g)	5.00%	08/15/2049	2,595	2,637,672

				3,197,764

Illinois–4.79%

Bolingbrook (Village of), IL; Series 1999 C, Ref. GO Bonds (INS - NATL) (f)(j)	0.00%	01/01/2029	1,710	1,527,796
Chicago (City of), IL;

Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	1,550	1,573,710

Series 2025 A, GO Bonds	6.00%	01/01/2050	270	275,148
Chicago (City of), IL (O’Hare International Airport);

Series 2017 D, RB	5.00%	01/01/2052	1,100	1,095,488

Series 2024 A, RB (k)	5.50%	01/01/2059	1,570	1,599,274

Chicago (City of), IL Board of Education; Series 2018 A, Ref. GO Bonds	5.00%	12/01/2034	520	521,899

Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2021 A, GO Bonds	4.00%	12/01/2051	1,035	870,170

Chicago (City of), IL Park District; Series 2020 C, GO Bonds (INS - BAM) (f)	4.00%	01/01/2042	1,485	1,298,870
Illinois (State of);

Series 2016, GO Bonds	5.00%	11/01/2036	895	901,930

Series 2017 C, GO Bonds	5.00%	11/01/2029	195	204,297

Series 2017 D, GO Bonds	5.00%	11/01/2026	1,880	1,931,112

Series 2018 A, GO Bonds	5.00%	05/01/2030	935	986,558

Series 2020, GO Bonds	5.50%	05/01/2039	1,040	1,084,171

Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB (k)	8.00%	06/01/2032	270	270,315
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);

Series 2019 A, Ref. RB (Acquired 11/27/2019; Cost $46,663) (d)	5.00%	11/01/2040	45	31,163

Series 2019 A, Ref. RB (Acquired 04/14/2020-10/05/2022; Cost $764,506) (d)	5.00%	11/01/2049	910	630,175

Illinois (State of) Finance Authority (Mercy Health Corp.); Series 2016, Ref. RB	5.00%	12/01/2046	2,005	1,947,615

Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	977	695,875

Illinois (State of) Sports Facilities Authority (The); Series 2014, Ref. RB (INS - AGI) (f)	5.25%	06/15/2031	920	921,742

				18,367,308

Indiana–1.59%

Fishers Town Hall Building Corp.; Series 2023 A, RB (INS - BAM) (f)	5.63%	07/15/2053	1,865	1,999,307

Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2019 A, RB	4.00%	12/01/2049	1,840	1,558,719

Indiana (State of) Finance Authority (U.S. Steel Corp.); Series 2012, RB (k)	5.75%	08/01/2042	175	175,018

Indianapolis Local Public Improvement Bond Bank; Series 2025, Ref. RB	5.25%	01/01/2055	600	613,731

Northern Indiana Commuter Transportation District; Series 2024, RB	5.25%	01/01/2049	1,235	1,271,843

Whiting (City of), IN (BP Products North America, Inc.); Series 2015, RB (b)(k)	4.40%	06/10/2031	465	481,287

				6,099,905

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–1.32%

Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 B, RB	3.00%	09/01/2056	$460	$ 307,671

Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	940	897,914

Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB (b)(p)	5.00%	12/01/2032	2,050	2,327,729

Iowa (State of) Tobacco Settlement Authority; Series 2021 A-2, Ref. RB	4.00%	06/01/2049	225	181,100

PEFA, Inc.; Series 2019, RB (b)	5.00%	09/01/2026	1,345	1,368,177

				5,082,591

Kentucky–1.37%

Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB (e)(k)	4.70%	01/01/2052	500	442,971

Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGI) (f)	5.00%	12/01/2047	395	390,534
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);

Series 2015 A, RB	5.00%	07/01/2037	830	830,270

Series 2015 A, RB	5.00%	07/01/2040	750	750,005

Series 2015 A, RB	5.00%	01/01/2045	1,020	1,003,649

Kentucky (Commonwealth of) Public Energy Authority; Series 2023 A-1, Ref. RB (b)	5.25%	02/01/2032	1,260	1,357,720

Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District; Series 2023 C, Ref. RB	5.00%	05/15/2051	465	467,875

				5,243,024

Louisiana–1.05%

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. John the Baptist); Series 2019, RB (e)	3.90%	11/01/2044	570	473,967

Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge); Series 2024, RB (k)	5.50%	09/01/2059	1,940	1,887,691

Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2025, Ref. RB	5.50%	05/15/2050	1,250	1,298,167

New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGI) (f)	5.00%	10/01/2048	375	372,076

				4,031,901

Maryland–2.44%

Brunswick (City of), MD (Brunswick Crossing); Series 2019, RB	5.00%	07/01/2036	285	286,580

Howard (County of), MD Housing Commission (Social Bonds); Series 2024, RB	4.13%	12/01/2043	1,000	891,625

Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2017 A, RB	5.00%	05/15/2045	760	746,600

Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021 A, Ref. RB	4.00%	06/01/2041	375	325,756

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2025, Ref. RB	5.25%	07/01/2052	750	760,436

Maryland Economic Development Corp. (Green Bonds); Series 2022, RB (k)	5.25%	06/30/2052	710	674,915

Prince George’s (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2029	690	695,780

Washington (State of) Suburban Sanitary Commission; Series 2015 B, VRD RB (h)	2.25%	06/01/2027	5,000	5,000,000

				9,381,692

Massachusetts–1.45%

Massachusetts (Commonwealth of); Series 2024, RB (g)	5.00%	06/01/2053	3,430	3,460,745

Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bopnds); Series 2023, Ref. RB	5.25%	07/01/2048	1,085	1,041,024

Massachusetts (Commonwealth of) Development Finance Agency (Milford Regional Medical Center); Series 2020, Ref. RB (b)(p)	5.00%	07/15/2030	270	299,069

Massachusetts (Commonwealth of) Port Authority; Series 2021 E, RB (k)	5.00%	07/01/2046	790	783,308

				5,584,146

Michigan–3.31%

Academy of Warren; Series 2020 A, RB (e)	5.50%	05/01/2050	250	214,937

Lansing (City of), MI; Series 2024, RB (g)	5.25%	07/01/2054	2,735	2,838,647
Michigan (State of);

Series 2023, RB	5.00%	11/15/2046	2,085	2,136,025

Series 2024, RB (g)	5.50%	11/15/2049	2,330	2,464,437

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Michigan (State of) Finance Authority (Landmark Academy);

Series 2020, Ref. RB	5.00%	06/01/2035	$215	$ 213,563

Series 2020, Ref. RB	5.00%	06/01/2045	360	319,961

Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2017, Ref. RB	5.00%	12/01/2046	1,585	1,554,565

Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB (b)(k)	4.00%	10/01/2026	1,525	1,517,000

Michigan State Housing Development Authority; Series 2025, RB (g)	5.10%	10/01/2053	1,460	1,464,352

				12,723,487

Minnesota–0.78%

Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	4.25%	07/01/2047	400	325,418

Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018, Ref. RB	5.00%	02/15/2048	440	434,652

Minnesota Agricultural & Economic Development Board (Healthpartners Obligated Group); Series 2024, RB	5.25%	01/01/2054	1,550	1,547,096

St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy); Series 2023, Ref. RB	5.50%	12/01/2057	500	477,485

St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	315	219,324

				3,003,975

Mississippi–0.29%

Mississippi (State of) Development Bank (Greenwood Leflore); Series 2025, RB (INS - BAM) (f)	5.25%	03/01/2055	625	630,115

Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	830	496,661

				1,126,776

Missouri–2.19%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District);

Series 2011 A, Ref. RB	5.50%	09/01/2027	800	803,219

Series 2011 A, Ref. RB	5.50%	09/01/2028	1,670	1,676,736

Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport); Series 2019 B, RB (k)	5.00%	03/01/2046	3,555	3,472,247

Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	385	322,602

Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	245	225,488

St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	1,375	1,373,888

Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB (e)	6.00%	10/01/2049	575	542,737

				8,416,917

Nebraska–1.97%

Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2042	2,810	2,861,718

Central Plains Energy Project (No. 5); Series 2022-1, RB (b)	5.00%	10/01/2029	630	663,425

Nebraska Investment Finance Authority (Social Bonds); Series 2023 G, RB (CEP - GNMA)	5.35%	09/01/2048	785	795,725

Omaha (City of), NE Public Power District; Series 2021 A, RB (INS - AGI) (f)	4.00%	02/01/2051	1,545	1,324,963

Omaha Public Power District; Series 2025, RB (g)(l)	5.25%	02/01/2053	1,850	1,900,395

				7,546,226

Nevada–1.50%

Clark (County of), NV Water Reclamation District; Series 2024, GO Bonds (g)	5.00%	07/01/2053	3,965	4,011,640

Las Vegas Valley Water District; Series 2025, GO Bonds (g)	5.25%	06/01/2055	875	907,373

Nevada (State of) Department of Business & Industry (Brightline West Passenger Rail) (Green Bonds); Series 2025, RB (b)(e)(k)	9.50%	01/01/2033	750	689,599

Sparks (City of), NV (Tourism Improvement District No. 1); Series 2019 A, Ref. RB (e)	2.75%	06/15/2028	135	132,689

				5,741,301

New Hampshire–1.07%

New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	215	214,021

New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-1A, RB	4.38%	09/20/2036	1,203	1,167,907

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire–(continued)
New Hampshire (State of) Housing Finance Authority (Social Bonds);

Series 2023 D, RB (CEP - GNMA)	4.80%	07/01/2043	$800	$ 787,353

Series 2023 D, RB (CEP - GNMA)	5.13%	07/01/2053	1,940	1,951,689

				4,120,970

New Jersey–5.20%

New Jersey (State of) Economic Development Authority; Series 2004 A, RB (INS - BHAC) (f)(g)	5.25%	07/01/2026	6,625	6,772,527
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);

Series 1999, RB (k)	5.25%	09/15/2029	245	245,256

Series 2012, RB (k)	5.75%	09/15/2027	350	350,698

New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB (k)	5.38%	01/01/2043	2,190	2,191,067

New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2017, RB	4.00%	07/01/2047	2,865	2,468,744
New Jersey (State of) Transportation Trust Fund Authority;

Series 2024 CC, RB	5.25%	06/15/2050	1,145	1,167,416

Series 2024 CC, RB	5.25%	06/15/2055	1,255	1,273,329

New Jersey (State of) Turnpike Authority; Series 2025 A, RB	5.25%	01/01/2050	930	968,126
Tobacco Settlement Financing Corp.;

Series 2018 A, Ref. RB	5.00%	06/01/2046	2,195	2,117,900

Series 2018 A, Ref. RB	5.25%	06/01/2046	1,250	1,238,979

Series 2018 B, Ref. RB	5.00%	06/01/2046	1,215	1,169,633

				19,963,675

New York–20.69%

Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.) (e)(i)(k)	5.25%	12/31/2033	200	200,518

Empire State Development Corp; Series 2025, RB (g)	5.00%	03/15/2050	2,745	2,763,946

Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,070	1,673,921
Metropolitan Transportation Authority (Green Bonds);

Series 2016 A-1, RB	5.00%	11/15/2041	1,510	1,513,675

Series 2020 A-1, RB (INS - AGI) (f)	4.00%	11/15/2041	875	795,268

Series 2020 C-1, RB	5.25%	11/15/2055	995	991,935

New York & New Jersey (States of) Port Authority; Series 2020 221, RB (k)	4.00%	07/15/2060	1,750	1,390,166
New York (City of), NY;

Series 2025, RB (g)	5.25%	04/01/2047	1,130	1,156,330

Subseries 2022 D-1, GO Bonds (g)	5.25%	05/01/2038	1,015	1,091,630

Subseries 2022 D-1, GO Bonds (g)	5.25%	05/01/2042	1,725	1,796,663

New York (City of), NY Municipal Water Finance Authority; Series 2020 BB-1, RB	4.00%	06/15/2050	1,250	1,081,531
New York (City of), NY Transitional Finance Authority;

Series 2019 B-1, RB	4.00%	11/01/2045	1,405	1,231,281

Series 2023 F-1, RB	4.00%	02/01/2051	1,900	1,644,755

Series 2024 B, RB	4.38%	05/01/2053	1,640	1,506,734

New York (State of) Dormitory Authority; Series 2018 E, RB (g)	5.00%	03/15/2046	4,260	4,322,669

New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2022 1-B, RB	4.00%	07/01/2051	2,725	2,330,530

New York (State of) Dormitory Authority (White Plains Hospital Obligated Group); Series 2024, RB (INS - AGI) (f)	5.50%	10/01/2054	250	255,372
New York (State of) Power Authority (Green Bonds);

Series 2020 A, Ref. RB	4.00%	11/15/2045	2,750	2,457,368

Series 2020, RB (g)	4.00%	11/15/2055	3,130	2,644,498

New York (State of) Power Authority (Green Transmission) (Green Bonds); Series 2023, RB (INS - AGI) (f)	5.00%	11/15/2053	1,305	1,315,307
New York (State of) Thruway Authority;

Series 2019 B, RB	4.00%	01/01/2050	4,030	3,445,561

Series 2019 B, RB (INS - AGI) (f)	4.00%	01/01/2050	1,950	1,680,903

New York (State of) Thruway Authority (Group 3); Series 2021 A-1, Ref. RB	4.00%	03/15/2046	1,850	1,637,690

New York (State of), NY Housing Development Corp. (Green Bonds); Series 2023, RB	4.80%	02/01/2053	945	907,642
New York Counties Tobacco Trust IV;

Series 2005 A, RB	5.00%	06/01/2045	210	162,417

Series 2010 A, RB (e)	6.25%	06/01/2041	982	922,941

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)

New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	$2,370	$ 2,238,894

New York Liberty Development Corp. (3 World Trade Center); Series 2014-1, Ref. RB (e)	5.00%	11/15/2044	4,375	4,251,671

New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	1,245	1,102,409
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);

Series 2016, Ref. RB (k)	5.00%	08/01/2026	280	280,008

Series 2016, Ref. RB (k)	5.00%	08/01/2031	1,000	1,000,009

Series 2020, Ref. RB (k)	5.25%	08/01/2031	305	312,671

Series 2020, Ref. RB (k)	5.38%	08/01/2036	705	720,361
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);

Series 2018, RB (k)	5.00%	01/01/2033	1,565	1,589,616

Series 2018, RB (k)	5.00%	01/01/2034	1,510	1,530,252

Series 2018, RB (k)	5.00%	01/01/2036	1,265	1,275,190

Series 2020, RB (k)	4.38%	10/01/2045	875	760,035
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);

Series 2023, RB (k)	5.38%	06/30/2060	1,620	1,538,208

Series 2024, RB (k)	5.50%	06/30/2054	1,160	1,125,744

Series 2024, RB (k)	5.50%	06/30/2060	1,200	1,154,975
New York Transportation Development Corp. (John F. Kennedy International Airport) (Green Bonds);

Series 2025, RB (k)	5.50%	06/30/2059	1,255	1,258,380

Series 2025, RB (k)	6.00%	06/30/2059	1,255	1,285,091
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);

Series 2016 A, RB (k)	5.00%	07/01/2046	2,465	2,334,810

Series 2016 A, RB (k)	5.25%	01/01/2050	2,355	2,242,113

New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2022, RB (k)	5.00%	12/01/2036	740	771,882

New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds); Series 2024, Ref. RB (k)	5.50%	12/31/2060	50	48,409

New York Transportation Development Corp. (Terminal 4 John F. Kennedy International Airport); Series 2022, RB (k)	5.00%	12/01/2038	455	462,773

Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,240	1,255,620
Triborough Bridge & Tunnel Authority;

Series 2021 A-1, Ref. RB	5.00%	05/15/2051	1,295	1,300,660

Series 2025, RB (g)	5.50%	11/15/2053	2,025	2,131,690

Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels); Series 2020 A, RB	5.00%	11/15/2054	565	563,091

Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund); Series 2025, RB	5.50%	12/01/2059	375	390,472

Triborough Bridge & Tunnel Authority Sales Tax Revenue; Series 2025, RB (g)	5.25%	05/15/2062	3,920	4,009,303

TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	1,815	1,559,498

				79,415,086

North Carolina–0.33%

North Carolina (State of) Housing Finance Agency (Social Bonds); Series 2023, RB (CEP - GNMA)	4.90%	07/01/2043	710	709,637

North Carolina (State of) Turnpike Authority (Triangle Expressway System); Series 2024, RB (INS - AGI) (f)(j)	0.00%	01/01/2053	2,250	557,812

				1,267,449

North Dakota–0.37%
Ward (County of), ND (Trinity Obligated Group);

Series 2017 C, RB	5.00%	06/01/2048	875	794,790

Series 2017 C, RB	5.00%	06/01/2053	680	608,037

				1,402,827

Ohio–6.93%

Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	645	651,343
Buckeye Tobacco Settlement Financing Authority;

Series 2020 A-2, Ref. RB	4.00%	06/01/2048	3,265	2,633,506

Series 2020 B-2, Ref. RB	5.00%	06/01/2055	6,505	5,263,250

Chillicothe (City of), OH (Adena Health System Obligated Group); Series 2017, Ref. RB	5.00%	12/01/2037	920	929,218

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)

Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB (k)	5.38%	09/15/2027	$600	$ 600,369

Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB (e)	5.00%	06/01/2028	355	359,665

Columbus Regional Airport Authority (John Glenn Columbus International Airport); Series 2025, Ref. RB (k)	5.50%	01/01/2050	2,105	2,155,274
Cuyahoga (County of), OH (MetroHealth System);

Series 2017, Ref. RB	5.25%	02/15/2047	875	830,946

Series 2017, Ref. RB	5.50%	02/15/2057	645	607,401

Fayette (County of), OH (Adena Health System Obligated Group); Series 2025, RB (INS - AGI) (f)	5.25%	12/01/2049	725	737,914

Franklin (County of), OH (Nationwide Children’s Hospital); Series 2019, RB	5.00%	11/01/2048	1,010	1,035,199

Hamilton (County of), OH (Cincinnati Children’s Hospital); Series 2019 CC, RB	5.00%	11/15/2049	1,230	1,252,494

Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	2,495	2,346,592

Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $797,560) (c)(d)(e)	6.00%	04/01/2038	814	10,171

Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	690	635,915

Ohio (State of) (University Hospitals Health System, Inc.); Series 2020 A, Ref. RB	4.00%	01/15/2050	1,865	1,531,163

Ohio State University (The); Series 2023, VRD Ref. RB (h)	2.65%	06/01/2043	5,000	5,000,000

				26,580,420

Oklahoma–2.25%

Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2052	2,825	2,696,105
Oklahoma (State of) Turnpike Authority;

Series 2023, RB	5.50%	01/01/2053	1,960	2,041,807

Series 2025 A, RB	5.25%	01/01/2050	625	644,819

Oklahoma (State of) Turnpike Authority (Senior Bonds); Series 2025 A, RB	5.50%	01/01/2054	770	811,913

Oklahoma (State of) Water Resources Board (2019 Master Trust); Series 2023, RB	4.13%	04/01/2053	665	575,358

Oklahoma Turnpike Authority; Series 2025, RB (g)	5.25%	01/01/2050	1,100	1,134,881
Tulsa (City of), OK Airports Improvement Trust;

Series 2000 A, Ref. RB (k)	5.50%	06/01/2035	250	249,991

Series 2001 C, Ref. RB (k)	5.50%	12/01/2035	475	474,983

				8,629,857

Ontario–0.16%

Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023-1, RB (e)	6.00%	10/05/2040	609	598,558

Oregon–1.03%

Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	375	334,825

Oregon (State of); Series 2019, GO Bonds (g)(l)	5.00%	08/01/2044	2,500	2,524,071

Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB (k)	5.50%	07/01/2053	1,070	1,095,282

				3,954,178

Pennsylvania–3.25%

Allegheny (County of), PA Airport Authority (Pittsburgh Airport); Series 2023 A, RB (INS - AGI) (f)(k)	5.50%	01/01/2048	1,025	1,051,306

Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	4.00%	04/01/2044	625	540,107

Coatesville School District; Series 2020 A, GO Bonds (INS - BAM) (f)(j)	0.00%	10/01/2036	500	296,130

Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2025	500	500,257

Lancaster (County of), PA Hospital Authority (Penn State Health); Series 2021, RB	5.00%	11/01/2051	510	495,704
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);

Series 2022, RB (k)	5.25%	06/30/2053	1,505	1,447,730

Series 2022, RB (INS - AGI) (f)(k)	5.00%	12/31/2057	750	716,438
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC);

Series 2021 A, Ref. RB	4.00%	10/15/2037	690	651,599

Series 2023 A-2, RB	4.00%	05/15/2048	410	347,136
Pennsylvania (Commonwealth of) Turnpike Commission;

Series 2014 A, RB	4.75%	12/01/2037	740	749,615

Series 2014 A-2, RB	5.13%	12/01/2039	1,000	1,036,557

Series 2021 A, RB	4.00%	12/01/2050	680	565,429

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA;

Series 2017 B, Ref. RB (k)	5.00%	07/01/2047	$610	$ 595,862

Series 2021, Ref. RB (INS - AGI) (f)(k)	4.00%	07/01/2046	1,275	1,088,101

Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	1,255	1,271,945

Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School); Series 2020, Ref. RB (e)	5.00%	06/15/2050	310	272,473

Philadelphia (City of), PA Authority for Industrial Development (University of the Sciences); Series 2017, RB	5.00%	11/01/2047	895	843,704

				12,470,093

Puerto Rico–5.55%
Children’s Trust Fund;

Series 2002, RB	5.50%	05/15/2039	1,565	1,585,391

Series 2002, RB	5.63%	05/15/2043	1,110	1,127,409

Series 2005 A, RB (j)	0.00%	05/15/2050	4,515	871,702

Series 2005 B, RB (j)	0.00%	05/15/2055	2,000	223,234

Series 2008 A, RB (j)	0.00%	05/15/2057	14,115	692,184

Series 2008 B, RB (j)	0.00%	05/15/2057	28,010	752,615
Puerto Rico (Commonwealth of);

Series 2021 A-1, GO Bonds	5.63%	07/01/2027	875	904,960

Series 2021 A-1, GO Bonds	4.00%	07/01/2035	945	906,136

Series 2021 A-1, GO Bonds	4.00%	07/01/2037	740	687,352

Series 2021 A-1, GO Bonds	4.00%	07/01/2041	455	396,165

Subseries 2022, RN (j)	0.00%	11/01/2043	89	55,818
Puerto Rico (Commonwealth of) Electric Power Authority;

Series 2007 VV, Ref. RB (INS - AGI) (f)	5.25%	07/01/2031	1,645	1,661,604

Series 2007 VV, Ref. RB (INS - NATL) (f)	5.25%	07/01/2032	825	824,496
Puerto Rico Sales Tax Financing Corp.;

Series 2018 A-1, RB (j)	0.00%	07/01/2027	240	226,040

Series 2018 A-1, RB (j)	0.00%	07/01/2029	785	689,281

Series 2018 A-1, RB (j)	0.00%	07/01/2031	1,830	1,472,185

Series 2018 A-1, RB (j)	0.00%	07/01/2033	650	476,042

Series 2018 A-1, RB (j)	0.00%	07/01/2046	6,175	1,951,655

Series 2018 A-1, RB (j)	0.00%	07/01/2051	8,095	1,889,500

Series 2018 A-1, RB	4.75%	07/01/2053	1,138	1,021,956

Series 2018 A-1, RB	5.00%	07/01/2058	1,605	1,472,199

Series 2019 A-2, RB	4.33%	07/01/2040	920	853,247

Series 2019 A-2, RB	4.78%	07/01/2058	630	556,558

				21,297,729

Rhode Island–0.58%
Tobacco Settlement Financing Corp.;

Series 2015 A, Ref. RB	5.00%	06/01/2035	530	530,180

Series 2015 B, Ref. RB	5.00%	06/01/2050	1,755	1,687,416

				2,217,596

South Carolina–1.09%

Dorchester (County of), SC; Series 2023, RB	5.50%	10/01/2051	1,000	922,416

Patriots Energy Group Financing Agency; Series 2023 A-1, RB (b)	5.25%	08/01/2031	1,485	1,582,877

South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group); Series 2024, RB	5.50%	11/01/2054	380	390,476

South Carolina (State of) Public Service Authority (Santee Cooper); Series 2024 B, Ref. RB	5.25%	12/01/2054	1,260	1,272,819

				4,168,588

South Dakota–0.80%

South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2017, Ref. RB	5.00%	07/01/2046	1,530	1,507,182

South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	770	767,933

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Dakota–(continued)

South Dakota (State of) Housing Development Authority; Series 2023 G, RB (CEP - GNMA)	4.90%	11/01/2043	$805	$ 799,150

				3,074,265

Tennessee–6.91%

Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health); Series 2019 A-2, Ref. RB	5.00%	08/01/2049	935	912,076

Chattanooga (City of), TN Health, Educational & Housing Facility Board (Erlanger Health System); Series 2024, Ref. RB	5.25%	12/01/2054	1,750	1,758,493

Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2037	1,345	1,376,446

Johnson City (City of), TN Health & Educational Facilities Board (Mountain States Health Alliance); Series 2000 A, Ref. RB (INS -NATL) (f)(j)	0.00%	07/01/2026	12,525	12,185,421

Kingsport (City of), TN; Series 2023, GO Bonds	4.13%	03/01/2053	1,560	1,353,310

Knox (County of) & Knoxville (City of), TN City Sports Authority; Series 2024, RB (g)	6.00%	12/01/2054	2,190	2,365,597

Knoxville (City of), TN; Series 2022 OO, RB	4.00%	07/01/2052	2,375	2,020,579

Memphis (City of) & Shelby (County of), TN Airport Authority; Series 2018, RB (k)	5.00%	07/01/2043	885	872,824

Metropolitan Nashville Airport Authority (The); Series 2019 B, RB (k)	5.00%	07/01/2054	715	693,709

Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2037	1,000	1,008,937

Tennessee Energy Acquisition Corp.; Series 2021 A, RB (b)	5.00%	11/01/2031	1,875	1,988,228

				26,535,620

Texas–18.26%

Aubrey Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	1,065	912,205

Austin (City of), TX; Series 2022, RB (k)	5.25%	11/15/2047	880	884,753

Austin Community College District; Series 2025, GO Bonds (g)	5.25%	08/01/2055	1,850	1,896,237

Caddo Mills Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	845	749,422

Central Texas Regional Mobility Authority; Series 2020 A, Ref. RB	5.00%	01/01/2049	735	727,954

City of San Antonio TX Electric & Gas Systems Revenue; Series 2025, RB (g)(l)	5.50%	02/01/2050	930	971,594

Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2021 T, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	910	795,396

Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2025, Ref. RB (CEP - Texas Permanent School Fund)	5.25%	02/15/2049	380	388,399

Coppell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.13%	08/15/2048	755	676,446

County of Harris TX Toll Road Revenue; Series 2025, RB (g)(l)	5.25%	08/15/2054	2,770	2,866,009

Crowley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/01/2053	1,260	1,122,801

Denton (County of), TX; Series 2023, Ref. GO Bonds	4.00%	07/15/2048	3,180	2,805,200

El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	2,295	1,985,233

Grand Parkway Transportation Corp.; Series 2020, Ref. RB (INS - AGI) (f)	4.00%	10/01/2049	1,330	1,142,928
Greater Texoma Utility Authority (City of Sherman);

Series 2023 A, RB (INS - BAM) (f)	4.38%	10/01/2053	260	230,443

Series 2023, RB (INS - AGI) (f)	4.25%	10/01/2053	1,065	922,890

Series 2024, RB (INS - BAM) (f)	4.38%	10/01/2054	740	659,154

Houston (City of), TX; Series 2023 A, Ref. RB (INS - AGI) (f)(k)	5.25%	07/01/2048	1,290	1,308,497

Houston (City of), TX (United Airlines, Inc.); Series 2024 B, RB (k)	5.50%	07/15/2038	310	323,774

Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2021 A, RB (k)	4.00%	07/01/2041	435	373,631

Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB (k)	5.00%	07/15/2028	375	382,885

Jarrell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,045	948,497
Lamar Consolidated Independent School District;

Series 2023 A, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	1,230	1,238,117

Series 2023, GO Bonds	4.00%	02/15/2053	1,390	1,197,977

Lockhart Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.13%	08/01/2048	1,000	897,498

Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2022, Ref. RB	5.50%	05/15/2047	880	912,035

Mansfield Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund) (g)	5.25%	02/15/2055	1,375	1,421,548

Matagorda County Navigation District No. 1 (Houston Lighting & Power Co.); Series 1997, Ref. RB (INS - AMBAC) (f)(k)	5.13%	11/01/2028	5,000	5,268,502

Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB (e)(k)	4.63%	10/01/2031	850	849,114

New Hope Cultural Education Facilities Finance Corp; Series 2025, RB (g)	5.50%	08/15/2049	2,495	2,609,673

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);

Series 2021 A-1, RB (Acquired 11/24/2021; Cost $53,261) (c)(d)	7.50%	11/15/2037	$60	$ 46,891

Series 2021, RB (Acquired 07/27/2007-05/15/2025; Cost $1,640,362) (c)(d)	2.00%	11/15/2061	1,698	432,595

New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	1,080	945,856

New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGI) (f)	5.00%	04/01/2046	830	816,929

New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas); Series 2017 A, Ref. RB	5.00%	08/15/2047	1,075	1,075,053

New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB (e)	4.00%	08/15/2051	920	682,781
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);

Series 2017, Ref. RB	5.00%	01/01/2042	370	353,273

Series 2017, Ref. RB	5.00%	01/01/2047	460	418,920
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);

Series 2018, Ref. RB	5.00%	10/01/2027	175	176,173

Series 2018, Ref. RB	5.00%	10/01/2028	1,000	1,010,726

Series 2020, RB	5.25%	10/01/2055	1,680	1,435,268

North East Texas Regional Mobility Authority; Series 2016 A, RB	5.00%	01/01/2041	1,895	1,876,087

Northwest Independent School District; Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	485	489,289
San Antonio (City of), TX;

Series 2024 C, RB	5.50%	02/01/2049	635	667,369

Series 2025, RB (g)	5.25%	02/01/2046	975	1,007,731

San Antonio (City of), TX Water System; Series 2024 A, VRD GO Bonds (h)	2.40%	05/01/2054	4,000	4,000,000
Tarrant (County of), TX Hospital District;

Series 2023, GO Bonds	4.25%	08/15/2048	600	543,917

Series 2023, GO Bonds	4.25%	08/15/2053	1,705	1,493,041
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);

Series 2016, Ref. RB	5.00%	05/15/2037	1,790	1,730,653

Series 2016, Ref. RB	5.00%	05/15/2045	755	661,022

Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017 A, RB (Acquired 12/15/2016; Cost $1,504,009) (c)(d)	6.38%	02/15/2048	1,490	968,500
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);

Series 2020, Ref. RB	6.63%	11/15/2041	60	53,654

Series 2020, Ref. RB	6.75%	11/15/2051	60	50,177

Series 2020, Ref. RB	6.88%	11/15/2055	60	50,287

Texas (State of) Transportation Commission; Series 2019, RB (j)	0.00%	08/01/2040	1,500	718,341
Texas (State of) Water Development Board;

Series 2022, RB (g)	5.00%	10/15/2047	2,510	2,551,728

Series 2023 A, RB	4.88%	10/15/2048	1,865	1,883,575

Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	1,560	1,598,019

Texas Private Activity Bond Surface Transportation Corp.; Series 2023, Ref. RB (k)	5.50%	06/30/2041	1,150	1,180,782

Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	5	4,734

Waco (City of), TX; Series 2023 A, Ctfs. Of Obligations	4.00%	02/01/2053	1,855	1,611,563

Waller Consolidated Independent School District; Series 2023, GO Bonds (INS - BAM) (f)	4.00%	02/15/2053	2,510	2,086,979

				70,090,725

Utah–2.71%

Black Desert Public Infrastructure District; Series 2021 A, GO Bonds (e)	4.00%	03/01/2051	500	383,969

Downtown Revitalization Public Infrastructure District; Series 2025, RB (INS - AGI) (g)(l)	5.50%	06/01/2050	1,410	1,477,346

Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	384,289
Salt Lake City (City of), UT;

Series 2018 A, RB (k)	5.00%	07/01/2048	1,110	1,088,432

Series 2021 A, RB (k)	5.00%	07/01/2046	620	612,391

Series 2023 A, RB (k)	5.50%	07/01/2053	2,180	2,235,748

Utah (County of), UT (IHC Health Services, Inc.); Series 2016 B, RB	4.00%	05/15/2047	1,515	1,312,793

Utah (State of) Charter School Finance Authority (Ogden Preparatory Academy); Series 2022 A, Ref. RB	4.50%	10/15/2052	1,055	918,156

Utah Housing Corp; Series 2025, RB (CEP - GNMA) (g)	4.90%	01/01/2049	1,165	1,142,135

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–(continued)

Utah Telecommunication Open Infrastructure Agency; Series 2022, Ref. RB	4.38%	06/01/2040	$835	$ 838,676

				10,393,935

Virginia–1.83%

Hampton (City of), VA Roads Transportation Accountability Commission; Series 2022 A, RB	4.00%	07/01/2052	1,560	1,337,141

Peninsula Town Center Community Development Authority; Series 2018, Ref. RB (e)	5.00%	09/01/2045	375	350,712

Virginia (Commonwealth of) Housing Development Authority; Series 2023 F, RB (CEP - Federal Housing Administration)	5.25%	11/01/2053	870	882,442
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);

Series 2022, Ref. RB (k)	5.00%	12/31/2047	1,050	1,006,596

Series 2022, Ref. RB (k)	5.00%	12/31/2057	590	554,063
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);

Series 2017, RB (k)	5.00%	12/31/2049	610	576,339

Series 2017, RB (k)	5.00%	12/31/2056	2,505	2,318,713

				7,026,006

Washington–2.63%

Grant (County of), WA; Series 2025, GO Bonds (INS - BAM) (f)	5.50%	12/01/2060	680	710,509

Kalispel Tribe of Indians; Series 2018 B, RB (e)	5.00%	01/01/2032	700	715,977

Tacoma (City of), WA; Series 2022, RB	4.00%	12/01/2047	2,070	1,810,937

Washington (State of) (Bid Group 2); Series 2024 A, GO Bonds	5.00%	08/01/2046	635	649,492

Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2048	2,605	2,508,458
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance);

Series 2020, Ref. RB	4.00%	09/01/2045	925	802,584

Series 2020, Ref. RB	5.00%	09/01/2055	1,000	977,217
Washington (State of) Housing Finance Commission (Bayview Manor Homes);

Series 2016 A, Ref. RB (e)	5.00%	07/01/2046	325	281,179

Series 2016 A, Ref. RB (e)	5.00%	07/01/2051	270	227,214

Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	870	821,057

Washington State Housing Finance Commission; Series 2025, RB (INS - BAM) (e)(f)	5.25%	07/01/2064	625	599,037

				10,103,661

West Virginia–0.48%

Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB (e)	7.50%	06/01/2043	615	644,484

West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group); Series 2023, RB	4.25%	06/01/2047	1,340	1,187,647

				1,832,131

Wisconsin–5.15%
Public Finance Authority;

Series 2025, RB (k)	5.75%	12/31/2065	630	616,413

Series 2025, RB (k)	6.50%	12/31/2065	1,880	1,978,788
Wisconsin (State of) Center District;

Series 2020 D, RB (INS - AGI) (f)(j)	0.00%	12/15/2050	4,885	1,329,615

Series 2020, RB (INS - AGI) (f)(j)	0.00%	12/15/2060	15,085	2,373,747

Series 2022, RB (e)	5.25%	12/15/2061	1,280	1,180,997

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group); Series 2021, RB	4.00%	08/15/2051	2,085	1,731,814

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	1,875	1,705,149

Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin); Series 2022, Ref. RB	4.00%	12/01/2051	1,150	915,947

Wisconsin (State of) Housing & Economic Development Authority; Series 2023 D, RB	4.95%	11/01/2054	460	463,312

Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB (e)	6.75%	08/01/2031	685	527,450
Wisconsin (State of) Public Finance Authority (Explore Academy);

Series 2020 A, RB (e)	6.13%	02/01/2050	310	292,248

Series 2022 A, RB (e)	6.13%	02/01/2050	335	315,431

Wisconsin (State of) Public Finance Authority (Mallard Creek STEM Academy); Series 2019 A, RB (e)	5.13%	06/15/2039	465	442,686

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)

Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB (e)	6.38%	01/01/2048	$490	$ 220,500
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);

Series 2018 A, RB	5.20%	12/01/2037	1,255	1,275,229

Series 2018 A, RB	5.35%	12/01/2045	1,255	1,258,323

Wisconsin (State of) Public Finance Authority (Rans-Bridgewater); Series 2024, RB (e)	5.63%	12/15/2030	712	713,665

Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	670	670,327

Wisconsin (State of) Public Finance Authority (Wakemed Hospital); Series 2019 A, Ref. RB	5.00%	10/01/2044	1,810	1,773,614

				19,785,255

Wyoming–0.19%

University of Wyoming; Series 2021 C, RB (INS - AGI) (f)	4.00%	06/01/2044	805	726,950

Total Municipal Obligations (Cost $643,580,479)				616,687,008

			Shares
Exchange-Traded Funds–0.19%

Invesco Rochester High Yield Municipal ETF (Cost $758,488) (q)			14,890	739,792

TOTAL INVESTMENTS IN SECURITIES (r) –160.86% (Cost $644,338,967)				617,426,800
FLOATING RATE NOTE OBLIGATIONS–(20.39)%

Notes with interest and fee rates ranging from 3.25% to 4.14% at 08/31/2025 and contractual maturities of collateral ranging from 07/01/2026 to 05/15/2062 (See Note 1K) (s)				(78,275,000)

VARIABLE RATE MUNI TERM PREFERRED SHARES–(47.83)%				(183,562,299)

OTHER ASSETS LESS LIABILITIES–7.36%				28,231,069

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$ 383,820,570
Investment Abbreviations:

AGI	– Assured Guaranty, Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Advantage Municipal Income Trust II

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2025 was $2,816,659, which represented less than 1% of the Trust’s Net Assets.

(d)	Restricted security. The aggregate value of these securities at August 31, 2025 was $4,392,599, which represented 1.14% of the Trust’s Net Assets.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2025 was $31,331,863, which represented 8.16% of the Trust’s Net Assets.

(f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1K.
(h)
Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2025.

(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j)	Zero coupon bond issued at a discount.
(k)	Security subject to the alternative minimum tax.
(l)
Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $14,655,670. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(m)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(n)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(o)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(p)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(q)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Trust owns 5% or more of the outstanding voting securities. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the six months ended August 31, 2025.

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value August 31, 2025	Dividend Income

Invesco Rochester High Yield Municipal ETF	$768,294	$-	$-	$(28,502)	$-	$739,792	$18,146

(r)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(s)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2025. At August 31, 2025, the Trust’s investments with a value of $106,269,833 are held by TOB Trusts and serve as collateral for the $78,275,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition
By credit sector, based on total investments
As of August 31, 2025

Revenue Bonds	84.90%

General Obligation Bonds	11.50

Other	3.17

Pre-Refunded Bonds	0.43

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Advantage Municipal Income Trust II

Statement of Assets and Liabilities
August 31, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $643,580,479)	$616,687,008

Investments in affiliates, at value (Cost $758,488)	739,792

Deposit with paying agent for VMTP Shares	36,711,945

Receivable for:
Investments sold	10,879,586

Interest	6,908,558

Investments matured, at value (Cost $314,153)	217,750

Investment for trustee deferred compensation and retirement plans	34,063

Total assets	672,178,702

Liabilities:
Floating rate note obligations	78,275,000

Variable rate muni term preferred shares ($0.01 par value, 1,836 shares issued with liquidation preference of $100,000 per share)	183,562,299

Payable for:
Investments purchased	12,056,985

Dividends	102,879

Amount due custodian	13,628,103

Accrued fees to affiliates	51,072

Accrued interest expense	555,082

Accrued trustees’ and officers’ fees and benefits	1,291

Accrued other operating expenses	91,358

Trustee deferred compensation and retirement plans	34,063

Total liabilities	288,358,132

Net assets applicable to common shares	$383,820,570

Net assets applicable to common shares consist of:
Shares of beneficial interest – common shares	$487,477,840

Distributable earnings (loss)	(103,657,270)

$383,820,570

Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Common shares outstanding	44,406,020

Net asset value per common share	$8.64

Market value per common share	$8.29

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco Advantage Municipal Income Trust II

Statement of Operations
For the six months ended August 31, 2025
(Unaudited)

Investment income:
Interest	$16,216,190

Dividends from affiliates	18,146

Total investment income	16,234,336

Expenses:
Advisory fees	1,755,549

Administrative services fees	29,201

Custodian fees	3,110

Interest, facilities and maintenance fees	5,302,689

Transfer agent fees	14,069

Trustees’ and officers’ fees and benefits	12,069

Registration and filing fees	11,335

Reports to shareholders	24,088

Professional services fees	52,223

Other	2,872

Total expenses	7,207,205

Less: Fees waived	(1,470)

Net expenses	7,205,735

Net investment income	9,028,601

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(1,632,324))	(5,448,089)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(30,203,713)

Affiliated investment securities	(28,502)

(30,232,215)

Net realized and unrealized gain (loss)	(35,680,304)

Net increase (decrease) in net assets resulting from operations applicable to common shares	$(26,651,703)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco Advantage Municipal Income Trust II

Statement of Changes in Net Assets
For the six months ended August 31, 2025 and the year ended February 28, 2025
(Unaudited)

	August 31,	February 28,
	2025	2025

Operations:
Net investment income	$9,028,601	$17,166,483

Net realized gain (loss)	(5,448,089)	(2,671,654)

Change in net unrealized appreciation (depreciation)	(30,232,215)	(90,354)

Net increase (decrease) in net assets resulting from operations applicable to common shares	(26,651,703)	14,404,475

Distributions to common shareholders from distributable earnings	(14,893,779)	(16,677,063)

Return of capital applicable to common shares	–	(10,312,916)

Total distributions	(14,893,779)	(26,989,979)

Net increase (decrease) in net assets applicable to common shares	(41,545,482)	(12,585,504)

Net assets applicable to common shares:
Beginning of period	425,366,052	437,951,556

End of period	$383,820,570	$425,366,052

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Invesco Advantage Municipal Income Trust II

Statement of Cash Flows
For the six months ended August 31, 2025
(Unaudited)

Cash provided by operating activities:
Net increase (decrease) in net assets resulting from operations applicable to common shares	$(26,651,703)

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(103,277,067)

Proceeds from sales of investments	126,172,140

Purchases of short-term investments, net	(23,291,617)

Amortization (accretion) of premiums and discounts, net	(701,109)

Net realized loss from investment securities	5,448,089

Net change in unrealized depreciation on investment securities	30,232,215

Change in operating assets and liabilities:

Decrease in receivables and other assets	86,112

Increase in accrued expenses and other payables	28,062

Net cash provided by operating activities	8,045,122

Cash provided by financing activities:
Increase in payable for amount due custodian	13,628,103

Dividends paid to common shareholders from distributable earnings	(14,932,539)

Proceeds from TOB Trusts	48,510,000

Repayment of TOB Trusts	(18,875,000)

Net cash provided by financing activities	28,330,564

Net increase in cash and cash equivalents	36,375,686

Cash and cash equivalents at beginning of period	336,259

Cash and cash equivalents at end of period	$36,711,945

Supplemental disclosure of cash flow information:

Cash paid during the period for interest, facilities and maintenance fees	$5,273,062

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Invesco Advantage Municipal Income Trust II

Financial Highlights
August 31, 2025
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Six Months Ended		Year Ended	Year Ended		Years Ended
	August 31,		February 28,	February 29,		February 28,
	2025		2025	2024		2023	2022	2021
Net asset value per common share, beginning of period	$ 9.58		$ 9.86	$ 9.48		$ 11.41	$ 12.05	$ 12.45
Net investment income (a)	0.20		0.39	0.37		0.44	0.54	0.58
Net gains (losses) on securities (both realized and unrealized)	(0.80)		(0.06)	0.39		(1.87)	(0.60)	(0.44)
Total from investment operations	(0.60)		0.33	0.76		(1.43)	(0.06)	0.14
Less:
Dividends paid to common shareholders from net investment income	(0.34)		(0.38)	(0.37)		(0.46)	(0.58)	(0.54)
Return of capital	–		(0.23)	(0.01)		(0.04)	–	–
Total distributions	(0.34)		(0.61)	(0.38)		(0.50)	(0.58)	(0.54)
Net asset value per common share, end of period	$ 8.64		$ 9.58	$ 9.86		$ 9.48	$ 11.41	$ 12.05
Market value per common share, end of period	$ 8.29		$ 9.01	$ 8.53		$ 8.54	$ 11.03	$ 11.49
Total return at net asset value (b)	(6.15)%		3.99%	8.94	% (c)	(12.28)%	(0.66)%	1.75%
Total return at market value (d)	(4.26)%		13.05%	4.62%		(18.25)%	0.72%	7.75%
Net assets applicable to common shares, end of period (000’s omitted)	$383,821		$425,366	$437,952		$420,952	$506,768	$534,747
Portfolio turnover rate (e)	18%		10%	36%		42%	14%	20%

Ratios/supplemental data based on average net assets applicable to common shares outstanding:
Ratio of expenses:
With fee waivers and/or expense reimbursements	3.63	% (f)	3.44%	3.67%		2.84%	1.60%	1.84%
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	0.96	% (f)	0.96%	0.96%		1.01%	0.93%	0.97%
Without fee waivers and/or expense reimbursements	3.63	% (f)	3.44%	3.67%		2.84%	1.60%	1.84%
Ratio of net investment income to average net assets	4.53	% (f)	3.97%	3.89%		4.48%	4.45%	4.89%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)	$183,600		$183,600	$216,000		$216,000	$216,000	$216,000
Asset coverage per preferred share (g)	$309,053		$331,681	$302,755		$294,885	$334,615	$347,568
Liquidating preference per preferred share	$100,000		$100,000	$100,000		$100,000	$100,000	$100,000

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)	Amount includes the effect of the Adviser pay-in for an economic loss that occurred on October 4, 2023. Had the pay-in not been made the total return would have been 8.74%.
(d)
Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.

(e)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(f)	Annualized.
(g)
Calculated by subtracting the Trust’s total liabilities (not including preferred shares, at liquidation value) from the Trust’s total assets and dividing this by the total number of preferred shares outstanding.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Invesco Advantage Municipal Income Trust II

Notes to Financial Statements
August 31, 2025
(Unaudited)
NOTE 1–Significant Accounting Policies
Invesco Advantage Municipal Income Trust II (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end management investment company.
The Trust’s investment objective is to provide common shareholders with a high level of current income exempt from federal income tax, consistent with preservation of capital.
The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies
.
The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment (“unreliable”), the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Trust could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Trust securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Trust could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income
– Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.
Country Determination
– For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.
Distributions
– The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common and preferred shareholders.

E.	Federal Income Taxes – The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal

25	Invesco Advantage Municipal Income Trust II

Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.
The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Interest, Facilities and Maintenance Fees
– Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit and Variable Rate Muni Term Preferred Shares (“VMTP Shares”). In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.

G.
Accounting Estimates
– The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.
Indemnifications
– Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.
Segment Reporting
– The Trust represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Trust’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Trust. The CODM monitors the operating results as a whole, and the Trust’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Trust’s financial statements.

J.
Cash and Cash Equivalents –
For the purposes of the Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), restricted cash, money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

K.
Floating Rate Note Obligations
– The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption
Floating rate note obligations
on the Statement of Assets and Liabilities. The carrying amount of the Trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of
Interest, facilities and maintenance fees
on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities and their affiliates from sponsoring and/or providing certain services for existing TOB Trusts, which constitute “covered funds” under the Volcker Rule. As a result of the Volcker Rule, the Trust, as holder of inverse floating rate securities, is required to perform certain duties in connection with TOB financing transactions previously performed by banking entities. These duties may alternatively be performed by a non-bank third-party service provider. The Trust’s expanded role may increase its operational and regulatory risk.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”), which apply to TOB financing transactions and TOB Trusts. The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying security held by the TOB Trust. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB financing transactions or increase the costs of such transactions in certain circumstances.

26	Invesco Advantage Municipal Income Trust II

There can be no assurances that TOB financing transactions will continue to be a viable or cost-effective form of leverage. The unavailability of TOB financing transactions or an increase in the cost of financing provided by TOB transactions may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
L.
Other Risks
– The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Trust’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Trust, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Trust’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Trust’s portfolio turnover rate and transaction costs.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Trust to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile. The values of high yield debt securities often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price, thus subjecting the Fund to a substantial risk of loss.
The municipal issuers in which the Trust invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Trust’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Trust more susceptible to experience a drop in its share price than if the Trust had been more diversified across issuers that did not have similar characteristics.
NOTE 2–Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Trust accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of 0.55% of the Trust’s average daily managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to any outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP).
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the six months ended August 31, 2025, the Adviser waived advisory fees of $1,470.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2025, expenses incurred under this agreement are shown in the Statement of Operations as
Administrative services fees
. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Trust. Pursuant to a custody agreement with the Trust, SSB also serves as the Trust’s custodian.
Certain officers and trustees of the Trust are officers and directors of Invesco.
NOTE 3–Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

27	Invesco Advantage Municipal Income Trust II

The following is a summary of the tiered valuation input levels, as of August 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$616,322,838	$364,170	$616,687,008

Exchange-Traded Funds	739,792	–	–	739,792

Total Investments in Securities	739,792	616,322,838	364,170	617,426,800

Other Investments – Assets

Investments Matured	–	217,750	–	217,750

Total Investments	$739,792	$616,540,588	$364,170	$617,644,550

NOTE 4–Security Transactions with Affiliated Funds
The Trust is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Trust from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended August 31, 2025, the Trust engaged in securities purchases of $63,243,823 and securities sales of $57,958,465, which resulted in net realized gains (losses) of $(1,632,324).
NOTE 5–Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits
include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and “
Trustees’ and Officers’ Fees and Benefits
” includes amounts accrued by the Trust to fund such deferred compensation amounts.
NOTE 6–Cash Balances and Borrowings
The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption
Amount due custodian
. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2025 were $56,405,000 and 5.93%, respectively.
NOTE 7–Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Trust had a capital loss carryforward as of February 28, 2025, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$31,026,911	$33,093,331	$64,120,242

*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2025 was $111,735,493 and $137,050,929, respectively. As of August 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$5,935,616

Aggregate unrealized (depreciation) of investments	(34,137,717)

Net unrealized appreciation (depreciation) of investments	$(28,202,101)

Cost of investments for tax purposes is $645,846,651.

28	Invesco Advantage Municipal Income Trust II

NOTE 9–Common Shares of Beneficial Interest
Transactions in common shares of beneficial interest were as follows:

	Six Months Ended August 31,	Year Ended February 28,
	2025	2025
Beginning shares	44,406,020	44,406,020
Shares issued through dividend reinvestment	–	–
Ending shares	44,406,020	44,406,020
The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.
NOTE 10–Variable Rate Muni Term Preferred Shares
The Trust issued Series 2015/6-VKI VMTP Shares, with a liquidation preference of $100,000 per share, pursuant to an offering exempt from registration under the 1933 Act. As of August 31, 2025, the VMTP Shares outstanding were as follows:

Issue Date	Shares Issued	Term Redemption Date	Extension Date

05/15/2012	1,836	12/02/2027	06/01/2024

VMTP Shares are a variable-rate form of preferred shares with a mandatory redemption date, unless earlier redeemed, repurchased or extended, and are considered debt for financial reporting purposes. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends and a redemption premium, if any. Starting six months prior to the term redemption date, the Trust will be required to earmark assets having a value equal to 110% of the redemption amount.
The Trust incurs costs in connection with the issuance and/or the extension of the VMTP Shares. These costs are recorded as a deferred charge and are amortized over the term life of the VMTP Shares. Amortization of these costs is included in Interest, facilities and maintenance fees on the Statement of Operations, and the unamortized balance is included in the value of
Variable rate muni term preferred shares
on the Statement of Assets and Liabilities.
Dividends paid on the VMTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. The initial rate for dividends was equal to the sum of 1.10% per annum plus the Securities Industry and Financial Markets Association Municipal Swap Index (the “SIFMA” Index). As of August 31, 2025, the dividend rate is equal to the SIFMA Index plus a spread of 1.23%, which is based on the long term preferred share ratings assigned to the VMTP Shares by a ratings agency. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VMTP Shares during the six months ended August 31, 2025 were $183,600,000 and 3.90%, respectively.
The Trust utilizes the VMTP Shares as leverage in order to enhance the yield of its common shares. The primary risk associated with VMTP Shares is exposing the net asset value of the common shares and total return to increased volatility if the value of the Trust decreases while the value of the VMTP Shares remains unchanged. Fluctuations in the dividend rates on the VMTP Shares can also impact the Trust’s yield or its distributions to common shareholders. The Trust is subject to certain restrictions relating to the VMTP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger an increased rate which, if not cured, could cause the mandatory redemption of VMTP Shares at the liquidation preference plus any accumulated but unpaid dividends.
The liquidation preference of VMTP Shares, which approximates fair value, is recorded as a liability under the caption
Variable rate muni term preferred shares
on the Statement of Assets and Liabilities. The fair value of VMTP Shares is expected to be approximately their liquidation preference so long as the credit rating on the VMTP Shares, and therefore the “spread” on the VMTP Shares (determined in accordance with the VMTP Shares’ governing document) remains unchanged. At period-end, the Trust’s Adviser has determined that fair value of VMTP Shares is approximately their liquidation preference. Fair value could vary if market conditions change materially. Unpaid dividends on VMTP Shares are recognized as
Accrued interest expense
on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of
Interest, facilities and maintenance fees
on the Statement of Operations.
NOTE 11–Dividends
The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2025:

Declaration Date	Amount per Share	Record Date	Payable Date

September 2, 2025	$0.0559	September 16, 2025	September 30, 2025

October 1, 2025	$0.0559	October 16, 2025	October 31, 2025

NOTE 12–Subsequent Event
On July 28, 2025, the Board of Trustees of the Trust approved the following changes to the VMTP Shares.
On September 4, 2025, the Trust redeemed 367 Series 2015/6-VKI VMTP Shares, with a liquidation preference of $100,000 per share, and paid holders of the VMTP shares of record as of September 3, 2025, the redemption price, including accumulated but unpaid dividends, on such date, in connection with the partial redemption.

29	Invesco Advantage Municipal Income Trust II

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of Invesco Advantage Municipal Income Trust II (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees. The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process). n considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
 As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
 The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology. The Board considered the additional services provided to the Fund due to the fact that the Fund is a closed-end fund, including, but not limited to, leverage management and monitoring, evaluating, and, where appropriate, making recommendations with respect to the Fund’s trading discount, share repurchase program, and distribution rates, as well as shareholder relations activities including with respect to investors focused on short-term profits. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
 The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.	Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
 The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond 5+ Year Investment Grade Index (Index). The Board noted that the Fund’s performance was in the third quintile of its performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that the Fund’s performance was above the performance of the Index for the one year period and below the performance of the Index for the three and five year

30	Invesco Advantage Municipal Income Trust II

periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions. The Board also reviewed supplementally historic premium and discount levels of the Fund as provided to the Board at meetings throughout the year.
C.	Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
 The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
 The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.	Economies of Scale and Breakpoints
The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.
 The Board considered that the Fund’s uninvested cash may be invested in registered money market funds advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.
 *Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.

31	Invesco Advantage Municipal Income Trust II

Proxy Results
A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Advantage Municipal Income Trust II (the “Fund”) was held on August 12, 2025. The Meeting was held for the following purpose:
(1). Election of Trustees by Common Shareholders and Preferred Shareholders voting together as a single class.
(2). Election of Trustees by Preferred Shareholders voting as a separate class.
The results of the voting on the above matters were as follows:

	Matter	Votes For	Votes Against/Withheld

(1).	Cynthia Hostetler	35,927,496.50	791,376.41
	Eli Jones	35,876,311.50	842,561.41
	Daniel S. Vandivort	35,865,322.50	853,550.41
	James “Jim” Liddy	35,862,692.50	856,180.41
(2).	Prema Mathai-Davis	1,836.00	0.00

32	Invesco Advantage Municipal Income Trust II

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Correspondence information
Send general correspondence to Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078

Trust holdings and proxy voting information
The Trust provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Form N-PORT filings on the SEC website at sec.gov. The SEC file number for the Trust is shown below.
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.
Information regarding how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

SEC file number(s): 811-07868	VK-CE-AMINC2-SAR-1

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for a semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for a semi-annual report.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)

As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Act. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activity for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

19(a)(1) Not applicable.

19(a)(2) Not applicable.

19(a)(3) Certifications of the Registrant’s PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

19(a)(4) Not applicable.

19(a)(5) Not applicable.

19(b) Certifications of Registrant’s PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Advantage Municipal Income Trust II

By: /s/ Glenn Brightman
Name: Glenn Brightman
Title: Principal Executive Officer

Date: November 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Glenn Brightman
Name: Glenn Brightman
Title: Principal Executive Officer
Date: November 7, 2025

By: /s/ Adrien Deberghes
Name: Adrien Deberghes
Title: Principal Financial Officer

Date: November 7, 2025